One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments


                                             1933 Act Rule 497(j)
                                                 File No. 2-37707
                                       1940 Act File No. 811-2071


October 2, 2000


Filed via EDGAR (CIK #0000027825)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-37707
     DELAWARE GROUP INCOME FUNDS
     DELAWARE CORPORATE BOND FUND
     DELAWARE DELCHESTER FUND
     DELAWARE EXTENDED DURATION BOND FUND
     DELAWARE HIGH-YIELD OPPORTUNITIES FUND
     DELAWARE STRATEGIC INCOME FUND
     _______________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 63, the most recent Post-Effective Amendment of Delaware Group Income Funds. Post-Effective Amendment No. 63 was filed electronically with the Commission on September 29, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/ David P. O'Connor
_________________________
David P. O'Connor
Vice President/
Assistant Secretary/
Associate General Counsel